Nature of cost and expense	12 Months Ended
Dec. 31, 2020
Disclosure of expenses by nature [Abstract]
Disclosure of expenses by nature [text block]
Note 30
Nature of cost and
expense

Operational cost and expenses grouped by nature are detailed as follows:

Costs and expenses by nature	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Direct cost	757,097,886	694,307,741	650,386,343
Personnel expense (1)	263,948,893	237,122,374	232,141,632
Transportation and distribution	247,520,979	245,696,284	243,907,283
Advertising and promotion	105,887,909	117,889,341	118,003,908
Depreciation and amortization	109,813,976	105,020,934	93,289,194
Materials and maintenance	53,584,604	49,356,159	46,610,947
Energy	28,062,380	29,922,632	29,309,465
Leases	15,049,043	12,798,957	17,727,367
Other expenses	109,333,035	122,202,733	111,639,503
Total	1,690,298,705	1,614,317,155	1,543,015,642
(1)

See
Note 26 - Employee benefits.